NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT Calvert Equity Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Fidelity Institutional AM® Emerging Markets
Fund (formerly, NVIT Emerging Markets Fund)

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan Large Cap Growth Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)

NVIT Loomis Short Term Bond Fund

NVIT Loomis Short Term High Yield Fund

(formerly, NVIT Federated High Income Bond Fund)

NVIT Mid Cap Index Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT NS Partners International Focused Growth Fund

NVIT Putnam International Value Fund

(formerly, NVIT Columbia Overseas Value Fund)

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

NVIT Victory Mid Cap Value Fund

Supplement dated June 11, 2025

to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Fidelity Institutional AM® Emerging Markets Fund (“Fidelity EM Fund”) and NVIT Putnam International Value Fund (“Putnam IV Fund”)

Effective July 1, 2025, the SAI is amended as follows:

1.

The information relating to the Fidelity EM Fund and the Putnam IV Fund under the heading ““Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 69 of the SAI is deleted in its entirety and replaced with the following:

NVIT Fidelity Institutional AM® Emerging Markets Fund to 0.97% until April 30, 2027

NVIT Putnam International Value Fund to 0.78% until April 30, 2027

2.	The information relating to the Fidelity EM Fund in the table under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 71 of the SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE